UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York          February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:   $346,483
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number        Name

1.                                Valinor Capital Partners, L.P.

2.                                Valinor Capital Partners Offshore, Ltd.
----  ---------------------       ------------------------------------------

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                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2007


COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       CUSIP     (X$1000)    PRN AMT  PRN CALL  DISCRETION  MGRS      SOLE   SHARED  NONE
ACTIVISION INC NEW            COM NEW           004930202   13,920     468,683  SH           SOLE      NONE     468,683   0     0
AMBAC FINL GROUP INC          COM               023139108    1,381      53,600  SH           SOLE      NONE      53,600   0     0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105   19,957     325,078  SH           SOLE      NONE     325,078   0     0
AMERICAN TOWER CORP           CL A              029912201   17,477     410,251  SH           SOLE      NONE     410,251   0     0
BALLY TECHNOLOGIES INC        COM               05874B107    7,075     142,300  SH           SOLE      NONE     142,300   0     0
BERKSHIRE HATHAWAY INC DEL    CL A              084670108    2,832          20  SH           SOLE      NONE          20   0     0
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   14,957     172,176  SH           SOLE      NONE     172,176   0     0
CHINA UNICOM LTD              SPONSORED ADR     16945R104   13,409     598,600  SH           SOLE      NONE     598,600   0     0
COVANTA HLDG CORP             COM               22282E102   16,826     608,315  SH           SOLE      NONE     608,315   0     0
DAIMLER AG                    REG SHS           D1668R123    6,579      68,800  SH           SOLE      NONE      68,800   0     0
ECLIPSYS CORP                 COM               278856109   12,841     507,357  SH           SOLE      NONE     507,357   0     0
ECOLAB INC                    COM               278865100    2,673      52,200  SH           SOLE      NONE      52,200   0     0
ELECTRONIC ARTS INC           COM               285512109    6,153     105,340  SH           SOLE      NONE     105,340   0     0
EXTERRAN HLDGS INC            COM               30225X103    5,554      67,900  SH           SOLE      NONE      67,900   0     0
FIRST HORIZON NATL CORP       COM               320517105    1,123      61,900  SH           SOLE      NONE      61,900   0     0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   11,157     196,400  SH           SOLE      NONE     196,400   0     0
GOLDMAN SACHS GROUP INC       COM               38141G104    6,043      28,100  SH           SOLE      NONE      28,100   0     0
GOOGLE INC                    CL A              38259P508   21,056      30,450  SH           SOLE      NONE      30,450   0     0
HORIZON LINES INC             COM               44044K101    1,864     100,000  SH           SOLE      NONE     100,000   0     0
IHS INC                       CL A              451734107   10,821     178,675  SH           SOLE      NONE     178,675   0     0
INTERNATIONAL GAME TECHNOLOG  COM               459902102   16,216     369,140  SH           SOLE      NONE     369,140   0     0
JAZZ PHARMACEUTICALS INC      COM               472147107    5,235     356,150  SH           SOLE      NONE     356,150   0     0
JOURNAL REGISTER CO           COM               481138105       92      52,120  SH           SOLE      NONE      52,120   0     0
KHD HUMBOLDT WEDAG INTL LTD   COM               482462108    3,634     121,200  SH           SOLE      NONE     121,200   0     0
KKR FINANCIAL HLDGS LLC       COM               48248A306    7,439     529,432  SH           SOLE      NONE     529,432   0     0
M & F WORLDWIDE CORP          COM               552541104   19,733     366,448  SH           SOLE      NONE     366,448   0     0
MASTERCARD INC                CL A              57636Q104    6,607      30,700  SH           SOLE      NONE      30,700   0     0
MILLIPORE CORP                COM               601073109    5,024      68,658  SH           SOLE      NONE      68,658   0     0
NALCO HOLDING COMPANY         COM               62985Q101   18,697     773,237  SH           SOLE      NONE     773,237   0     0
PALM INC NEW                  COM               696643105      672     106,000  SH           SOLE      NONE     106,000   0     0
PEOPLES UNITED FINANCIAL INC  COM               712704105    5,928     333,060  SH           SOLE      NONE     333,060   0     0
PROSPECT CAPITAL CORPORATION  COM               74348T102      653      50,000  SH           SOLE      NONE      50,000   0     0
QUALCOMM INC                  COM               747525103   13,533     343,915  SH           SOLE      NONE     343,915   0     0
REDWOOD TR INC                COM               758075402    1,260      36,800  SH           SOLE      NONE      36,800   0     0
SAIC INC                      COM               78390X101   12,923     642,300  SH           SOLE      NONE     642,300   0     0
SINA CORP                     ORD               G81477104   13,419     302,842  SH           SOLE      NONE     302,842   0     0
TRANSDIGM GROUP INC           COM               893641100   10,683     236,500  SH           SOLE      NONE     236,500   0     0
UTSTARCOM INC                 COM               918076100    3,598   1,308,230  SH           SOLE      NONE   1,308,230   0     0
VERISIGN INC                  COM               92343E102    7,439     197,797  SH           SOLE      NONE     197,797   0     0
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